STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating costs and expenses:
Research and development	$ (692)	$ (678)	$ (601)
General and administrative expenses	(766)	(618)	(676)
Operating loss	(1,458)	(1,296)	(1,277)
Financial incomes (expenses), net	53	45	(3)
Loss	$ (1,405)	$ (1,251)	$ (1,280)
Loss per share:
Basic and diluted net loss per share	$ (0.14)	$ (0.13)	$ (0.13)
Total comprehensive income (loss)	$ (1,405)	$ (1,251)	$ (1,280)
Weighted average number of shares used in computing basic and diluted loss per share	9,878,861	9,878,861	9,878,861